FINANCIAL RISK MANAGEMENT ACTIVITIES - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 188	$ 86	$ 147
Other investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2	67	59
Financial assets	188	170	147
Other investments | Financial assets impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1	0
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	95	57	41
Trade and other receivables | Financial assets past due but not impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	12	15	6
Cash restricted for use (note 23)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	73	64	66
Cash and cash equivalents (note 24)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,330	456	329
Total financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,500	644	$ 495
Other investment, transferred as held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	63
Financial assets	$ 0	$ 84